Faegre Drinker Biddle & Reath LLP

320 South Canal Street, Ste. 3300

Chicago, IL 60606-5707

www.faegredrinker.com

June 12, 2025

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Destra Investment Trust

Destra Flaherty & Crumrine Preferred and Income Fund (the “Fund”)

(Registration Nos. 333-167073; 811-22417)

Preliminary Proxy Statement

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, is a copy of the Fund’s Preliminary Proxy Statement. This Preliminary Proxy Statement is being filed in connection with a special meeting of shareholders of the Fund being held to approve the following: (i) a new sub-advisory agreement for the Fund, and (ii) a new investment advisory agreement for the Fund.

Questions and comments concerning this filing may be directed to the undersigned at (312) 569-1146.

Sincerely,

/s/ Stacie L. Lamb
Stacie L. Lamb